Revision of Third Quarter 2025 - Unaudited (Tables)	12 Months Ended
Dec. 31, 2025
Revision of Third Quarter 2025 - Unaudited [Abstract]
Schedule of Company’s Condensed Consolidated Balance Sheets

The following tables present the effects of the aforementioned revisions on the Company’s condensed consolidated balance sheets as of September 30, 2025:

	September 30, 2025
	As previously reported	Adjustment	As corrected
Accounts payable	$6,982	$(49)	$6,933
Total current liabilities	23,540	(49)	23,491
Total liabilities	38,210	(49)	38,161
Additional paid-in capital	118,254	3,947	122,201
Accumulated deficit	(152,214)	(3,898)	(156,112)
Total stockholders’ deficit	$(33,960)	$49	$(33,911)

Schedule of Company’s Condensed Consolidated Statements of Changes in Stockholders’ Deficit

The following tables present the effects of the aforementioned revisions on the Company’s condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2025:

	Three months ended September 30, 2025			Nine months ended September 30, 2025
	As previously reported	Adjustment	As corrected	As previously reported	Adjustment	As corrected
Gain (loss) on change in the fair value of related party convertible debt	$258	$(3,898)	$(3,640)	$(52)	$(3,898)	$(3,950)
Total other expense, net	(483)	(3,898)	(4,381)	(3,120)	(3,898)	(7,018)
Net loss and comprehensive loss	(22,192)	(3,898)	(26,090)	(27,256)	(3,898)	(31,154)
Net loss per share, basic and diluted	$(52.45)	$(9.22)	$(61.67)	$(171.70)	$(24.56)	$(196.26)

Schedule of Company’s Condensed Consolidated Statements of Changes in Stockholders’ Deficit

The following tables present the effects of the aforementioned revisions on the Company’s condensed consolidated statements of changes in stockholders’ deficit for the three and nine months ended September 30, 2025:

	Three and nine months ended September 30, 2025
	As previously reported	Adjustment	As corrected
Issuance of common stock to Northview stockholders as a result of the merger	$(12,346)	$3,946	$(8,400)

Schedule of Company’s Condensed Consolidated Statements of Cash Flows

The following tables present the effects of the aforementioned revisions on the Company’s condensed consolidated statements of cash flows for the nine months ended September 30, 2025:

	Nine months ended September 30, 2025
	As previously reported	Adjustment	As corrected
Net loss	$(27,256)	$(3,898)	$(31,154)
(Gain) Loss on change in fair value of related party convertible debt	(198)	3,898	3,700
Supplemental noncash financing information: Assumption of net liabilities of Northview	$(12,346)	$3,946	$(8,400)